Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net Estimated Useful Lives	12 Months Ended
Jun. 30, 2023
Schedule of Property and Equipment Net Estimated Useful Lives [Abstract]
Leasehold improvement	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years